Offerings	Apr. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Ordinary Shares, par value of $0.0001 per share
Amount Registered | shares	10,400
Maximum Aggregate Offering Price	$ 106,704.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.74
Rule 457(f)	true
Amount of Securities Received | shares	10,400
Value of Securities Received, Per Share	10.26
Value of Securities Received	$ 106,704.00
Fee Note MAOP	$ 106,704.00
Offering Note	(1) All securities being registered will be issued by AIR Global PLC, a Jersey public limited company and the expected legal successor to the Registrant, AIR Holdings Limited, a private limited company incorporated under the laws of Jersey, following its renaming and conversion from a Jersey private limited company to a Jersey public limited company to be undertaken following the date of the enclosed proxy statement/prospectus but prior to the consummation of the Business Combination. The securities will be issued in connection with the Business Combination described in the enclosed proxy statement/prospectus among AIR Holdings Limited, Cantor Equity Partners III, Inc., AIR Limited, Genesis Jersey Merger Sub Limited and Genesis Cayman Merger Sub Limited. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed proxy statement/prospectus. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (2) Pursuant to Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act, calculated based on the average of the high and low prices of the CAEP Class A Ordinary Shares on March 20, 2026, which was $10.26. (3) Consists of 10,400 Pubco Ordinary Shares issuable in connection with the Business Combination in exchange for 10,400 ordinary shares of AIR Limited held by AIR Limited shareholders who are nonaffiliates of AIR Global PLC.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Ordinary Shares, par value of $0.0001 per share
Amount Registered | shares	27,600,000
Maximum Aggregate Offering Price	$ 283,176,000.00
Amount of Registration Fee	$ 39,106.61
Rule 457(f)	true
Amount of Securities Received | shares	27,600,000
Value of Securities Received, Per Share	10.26
Value of Securities Received	$ 283,176,000.00
Fee Note MAOP	$ 283,176,000.00
Offering Note	(1) All securities being registered will be issued by AIR Global PLC, a Jersey public limited company and the expected legal successor to the Registrant, AIR Holdings Limited, a private limited company incorporated under the laws of Jersey, following its renaming and conversion from a Jersey private limited company to a Jersey public limited company to be undertaken following the date of the enclosed proxy statement/prospectus but prior to the consummation of the Business Combination. The securities will be issued in connection with the Business Combination described in the enclosed proxy statement/prospectus among AIR Holdings Limited, Cantor Equity Partners III, Inc., AIR Limited, Genesis Jersey Merger Sub Limited and Genesis Cayman Merger Sub Limited. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed proxy statement/prospectus. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (2) Consists of up to 27,600,000 Pubco Ordinary Shares that may be issued in exchange for a maximum of (subject to redemptions) 27,600,000 CAEP Class A Ordinary Shares held by CAEP's Public Shareholders. (3) Pursuant to Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act, calculated based on the average of the high and low prices of the CAEP Class A Ordinary Shares on March 20, 2026, which was $10.26.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Ordinary Shares, par value of $0.0001 per share
Amount Registered | shares	2,611,178
Maximum Aggregate Offering Price	$ 26,790,686.28
Amount of Registration Fee	$ 3,699.79
Rule 457(f)	true
Amount of Securities Received | shares	2,611,178
Value of Securities Received, Per Share	10.26
Value of Securities Received	$ 26,790,686.28
Fee Note MAOP	$ 26,790,686.28
Offering Note	(1) All securities being registered will be issued by AIR Global PLC, a Jersey public limited company and the expected legal successor to the Registrant, AIR Holdings Limited, a private limited company incorporated under the laws of Jersey, following its renaming and conversion from a Jersey private limited company to a Jersey public limited company to be undertaken following the date of the enclosed proxy statement/prospectus but prior to the consummation of the Business Combination. The securities will be issued in connection with the Business Combination described in the enclosed proxy statement/prospectus among AIR Holdings Limited, Cantor Equity Partners III, Inc., AIR Limited, Genesis Jersey Merger Sub Limited and Genesis Cayman Merger Sub Limited. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed proxy statement/prospectus. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) Pursuant to Rule 457(f)(1) and Rule 457(c) promulgated under the Securities Act, calculated based on the average of the high and low prices of the CAEP Class A Ordinary Shares on March 20, 2026, which was $10.26. (4) Consists of the difference of (A) 4,111,178 Pubco Ordinary Shares, issuable in exchange for CAEP Class A Ordinary Shares the Sponsor is expected to receive upon conversion of (i) 3,500,000 CAEP Founder Shares after accounting for the surrender by the Sponsor and cancellation of 3,400,000 CAEP Founder Shares at Closing pursuant to the Sponsor Support Agreement, (ii) 580,000 CAEP Private Placement Shares, and (iii) 31,178 CAEP Class A Ordinary Shares to be issued to the Sponsor in repayment of the Sponsor Loan (based on the approximate outstanding balance of the Sponsor Loan as of December 31, 2025), less (B) a maximum of 1,500,000 Pubco Ordinary Shares that are subject to forfeiture and cancellation for no consideration if some or all of the targets under the Sponsor Earnout Conditions are not achieved.